SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details of Company's Associate) (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of associates [line items]
Proportion of ownership interest held	29.60%	29.80%
Associates [Member]
Disclosure of associates [line items]
Name of associate	New Pacific Metals Corp. ("NUAG")
Principal activity	Mining
Place of incorporation	Canada
Proportion of ownership interest held	29.60%	29.80%